Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Borrowings [abstract]
Trade receivables	¥ 28,370	¥ 27,365
Receivables from financial services	2,631,644	1,980,042
Inventories	1,017	1,772
Equipment on operating leases	99,137	92,822
Property, plant and equipment	2,773	2,779
Total	¥ 2,762,941	¥ 2,104,780